Finance Income (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Finance Income [Abstract]
Bank interest income	£ 4,436	£ 2,148	£ 12,213	£ 2,660
Finance income	£ 4,436	£ 2,148	£ 12,213	£ 2,660